Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act Rule 485(a)(1) and (a)(2)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

January 28, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) and (a)(2) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 24 (the “Amendment”) to the Registration Statement on Form N-1A of Scout Funds (the “Trust”).  The Amendment is scheduled to become effective 75 days after the date of this filing (on April 13, 2011).  Please note that we will be requesting acceleration to coincide with the effectiveness of a Registration Statement being filed today on Form N-14, as discussed below.

As noted above, the Trust is also filing a separate Registration Statement on Form N-14 to register shares of the new Scout Core Plus Bond Fund to be issued in connection with the reorganization of the Frontegra Columbus Core Plus Fund series (an unaffiliated fund) of Frontegra Funds, Inc. (“Frontegra”) into the new Scout Core Plus Bond Fund, and to register shares of the Scout Bond Fund (an existing series of the Trust) to be issued in connection with the reorganization of the Frontegra Columbus Core Fund series of Frontegra (also an unaffiliated fund) into the existing Scout Bond Fund.

The purpose of this Amendment is to effectuate certain changes to the Scout Bond Fund (to be renamed the “Scout Core Bond Fund”) in order to conform the Scout Bond Fund’s investment objective and policies to those of the Frontegra Columbus Core Fund, as well as to re-designate existing shares of the Scout Bond Fund as Institutional Class shares and to create a new class of shares (Class Y) of the Scout Bond Fund, in connection with the reorganization.  Additionally, this Amendment is intended to register shares of the Scout Core Plus Bond Fund, which is being formed to serve as the successor fund to the Frontegra Columbus Core Plus Fund.

Prior to the effective date of the Amendment, the Trust intends to file amended versions of the prospectus and statement of additional information for the purposes of: (i) responding to any comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information contained in the prospectuses and the statement of additional information.  As noted on the facing sheet, the Amendment relates only to the Scout Bond Fund and Scout Core Plus Bond Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.